AIG ESG Dividend Fund
AIG ESG Dividend Fund
INVESTMENT GOAL
The investment goal of the AIG ESG Dividend Fund (the “Fund”) is total return (including capital appreciation and current income).
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 7 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 34 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG ESG Dividend Fund		A Shares	C Shares	W Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AIG ESG Dividend Fund		A Shares	C Shares	W Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses	[1]	0.51%	0.51%	0.66%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		1.61%	2.26%	1.41%
Fee Waiver and/or Expense Reimbursement	[2],[3]	(0.36%)	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	1.25%	1.90%	1.05%
[1]	Other Expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this Prospectus.
[2]	Any waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense cap in effect at the time the waivers and/or reimbursements occurred.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 1.90% for Class C shares and 1.05% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This Agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board that are not "interested persons" of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - AIG ESG Dividend Fund - USD ($)	1 Year	3 Years
A Shares	695	949
C Shares	293	597
W Shares	107	334

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - AIG ESG Dividend Fund - USD ($)	1 Year	3 Years
A Shares	695	949
C Shares	193	597
W Shares	107	334

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

The Fund’s principal investment strategies are value and “ESG investing.” The value oriented philosophy to which the Fund subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations and that may have generally been overlooked by the market. ESG investing involves investing in companies that satisfy certain environmental, social and governance (“ESG”) standards.

The principal investment technique of the Fund is to employ a “buy and hold” strategy with up to forty dividend yielding equity securities selected annually from the Russell 1000® Index that meet the Fund’s ESG standards. At least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in dividend yielding equity securities of companies that meet the Fund’s ESG standards. The Fund expects to invest primarily in large-cap common stocks, although the Fund may invest in companies of any size.

SunAmerica, the Fund’s investment adviser, employs an ESG screening process at the time of investment to identify companies that meet the Fund’s ESG standards. Pursuant to its ESG standards, which incorporate screening research from independent research services, the Fund will not invest in:

(1)	companies that are significantly engaged in: the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems; the manufacture or distribution of alcoholic beverages or tobacco products; the operation of gambling-related businesses; or the production of nuclear energy, or

(2)	companies that: have a history of poor labor-management relations; engage in businesses or have products that have a severely negative impact on the environment; have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located; engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; or have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.

After identifying companies within the Russell 1000® Index that satisfy the ESG standards, the Adviser then selects up to forty dividend yielding equity securities. The selection criteria used to select dividend yielding equity securities will generally include dividend yield as well as a combination of factors that relate to profitability, valuation and ESG criteria. Certain stocks in the Russell 1000® Index may be excluded as a result of liquidity screens applied during the selection process. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the ESG standards, the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, or when the size of the Fund’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, each at the discretion of the portfolio managers.

The annual consideration of the stocks that meet the selection criteria will take place on or about February 1. Immediately after the Fund buys and sells stock in connection with the Fund’s annual rebalancing, it will hold approximately an equal value of each of the forty stocks. In other words, the Fund will invest about 1/40 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Fund, SunAmerica will generally invest additional funds in the pre-selected stocks based on each stock’s respective percentage of the Fund’s assets at the time.

The Fund employs a strategy to hold stocks between its annual rebalancing, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of “value” stocks may rise or decline under varying market conditions—for example, “growth” stocks may perform well under circumstances in which value stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

Disciplined Strategy. The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goal. Because the Fund generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., using derivatives for hedging purposes), the Fund may be more susceptible to general market declines than other mutual funds.

ESG Standards. ESG screening limits the availability of investment opportunities for the Fund. If the Fund changes its ESG standards or a company stops meeting the Fund’s ESG standards, the Fund may sell the affected investments even if this means the Fund loses money.

Focused Strategy. The performance of the Fund may be subject to greater fluctuation since its strategy involves holding a limited number of securities. This type of strategy may increase the Fund’s risk since the performance of a particular stock may have a larger impact, positively or negatively, on the Fund’s performance.

PERFORMANCE INFORMATION
The Fund has not been in operation for a full calendar year. As a result, no performance information is available.